Consolidated statements of cash flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-cash investing and financing activities
Capital expenditures included in liabilities at the end of the year	$ 11,837	$ 15,273	$ 18,976
Capital expenditures included in liabilities at the end of the year - Right-of-use assets	169	169	173
Equity raising costs included in liabilities at the end of the year	20		14
Loan issuance costs included in liabilities at the end of the year	23	320	1,317
Dividend declared included in liabilities at the end of the year	9,539	2,516
Liabilities related to leases at the end of the year		$ 3	$ 228
Non-cash prepayment of lease payments	$ 55,374